Retirement Plans - Net Pension Income or Postretirement Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization of unrecognized:
Curtailment loss	$ 700
Domestic Pension Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	2,435	2,735	2,749
Interest cost	11,046	11,935	12,246
Expected return on plan assets	(20,217)	(21,506)	(23,665)
Amortization of unrecognized:
Prior service cost	498	605	611
Loss/(gain)	7,245	6,062	4,164
Net (income)/expense	2,350	113	(3,225)
Additional cost due to early retirement	692	282	670
Curtailment loss	651
Net (income)/expense	2,350	113	(3,225)
Weighted-average actuarial assumptions
Discount rate	4.84%	4.06%	4.91%
Rate of compensation increase	3.00%	3.00%	3.00%
Pension expense/(income) assumptions:
Discount rate	4.06%	4.91%	5.51%
Expected return on plan assets	7.75%	8.00%	8.50%
Rate of compensation increase	3.00%	3.00%	4.18%
Foreign Pension Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	110	125	141
Interest cost	536	571	598
Expected return on plan assets	(474)	(445)	(573)
Amortization of unrecognized:
Loss/(gain)	378	296	275
Net (income)/expense	550	547	441
Net (income)/expense	550	547	441
Weighted-average actuarial assumptions
Discount rate	3.85%	3.46%	3.93%
Rate of compensation increase	0.56%	0.69%	0.77%
Pension expense/(income) assumptions:
Discount rate	3.46%	3.86%	4.38%
Expected return on plan assets	3.10%	3.00%	3.60%
Rate of compensation increase	0.69%	0.72%	0.72%
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	7	9	15
Interest cost	223	255	287
Amortization of unrecognized:
Loss/(gain)		(40)	(5)
Net (income)/expense	230	224	297
Net (income)/expense	$ 230	$ 224	$ 297
Weighted-average actuarial assumptions
Discount rate	4.84%	4.06%	4.91%
Rate of compensation increase	0.00%	0.00%	0.00%
Pension expense/(income) assumptions:
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase	0.00%	0.00%	0.00%